CONSOLIDATED STATEMENTS OF PROFIT OR LOSS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statements of profit or loss
Revenue	$ 7,102,070	$ 6,349,761	$ 4,732,869
Cost of sales	(4,274,496)	(3,681,603)	(3,445,284)
Gross profit	2,827,574	2,668,158	1,287,585
Other income	100,129	378,977	283,816
Distribution costs	(922,226)	(682,996)	(535,704)
Administrative expenses	(613,608)	(577,147)	(510,137)
Other expense by function	(373,889)	(192,101)	(182,883)
Profit from operating activities	1,017,980	1,594,891	342,677
Finance income	72,116	33,499	29,449
Finance costs	(200,366)	(219,982)	(268,179)
Share of profit (loss) of associates and joint ventures accounted for using equity method	33,684	31,386	2,317
Gains (losses) on exchange differences on translation	(77,067)	(5,281)	(39,111)
Profit before income tax	846,347	1,434,513	67,153
Income tax expense	(142,121)	(402,914)	(41,848)
Net profit	704,226	1,031,599	25,305
Net profit attributable to
Net profit attributable to parent company	704,480	1,030,812	25,843
Net profit (loss) attributable to non-controlling interests	(254)	787	(538)
Net profit	$ 704,226	$ 1,031,599	$ 25,305
Basic and diluted earnings per share (in U.S.$ per share)
Basic and diluted earnings per share from continuing operations	$ 5.8476	$ 8.6322	$ 0.2262
Basic and diluted earnings per share	$ 5.8476	$ 8.6322	$ 0.2262